Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
Description of segment and principal activities
The Group derives its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages.
The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Year ended 31 December
	2025			2024			2023
	Europe	APS	Total	Europe	APS	Total	Europe	APS	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	15,404	5,497	20,901	14,971	5,467	20,438	14,553	3,749	18,302
Comparable operating profit(A)	2,139	669	2,808	2,015	648	2,663	1,888	485	2,373
Items impacting comparability(B)			(15)			(531)			(34)
Reported operating profit			2,793			2,132			2,339
Total finance costs, net			(203)			(187)			(120)
Non-operating items			(21)			(9)			(16)
Reported profit before tax			2,569			1,936			2,203
(A)Comparable operating profit includes comparable depreciation and amortisation of €613 million and
€279 million for Europe and APS, respectively, for the year ended 31 December 2025. Comparable depreciation and amortisation charges for the year ended 31 December 2024 totalled €596 million and €265 million for Europe and APS, respectively. Comparable depreciation and amortisation charges for the year ended 31 December 2023 totalled €558 million and €196 million for Europe and APS, respectively.
(B)Items impacting the comparability of period over period financial performance for 2025 primarily include restructuring charges of €105 million (refer to Note 18), accelerated amortisation charges of €27 million
(refer to Note 6), €6 million of deal and integration costs related to the Acquisition, offset by €30 million of other income related to the additional consideration received from the sale of a property in Germany
(refer to Note 24), €74 million of other income related to gains on the sales of properties in Germany and GB (refer to Note 24) and a litigation provision reversal of €19 million (refer to Note 23).
Items impacting the comparability of period over period financial performance for 2024 primarily include restructuring charges of €264 million (refer to Note 18), €14 million of deal and integration costs related to the Acquisition, impairment charges of €189 million mainly related to the Group’s Indonesia CGU
(refer to Note 6) and accelerated amortisation charges of €55 million (refer to Note 6).
Items impacting the comparability for 2023 included restructuring charges of €94 million (refer to Note 18)
and accelerated amortisation charges of €27 million (refer to Note 6), partially offset by €18 million of royalty income arising from the ownership of certain mineral rights in Australia, considerations of €35 million received relating to the sale of the sub-strata and associated mineral rights in Australia and gains of
€54 million mainly attributable to the sale of property in Germany.
No single customer accounted for more than 10% of the Group’s revenue during the years ended 31 December 2025, 31 December 2024 and 31 December 2023.
Revenue by geography♦
The following table summarises revenue from external customers by geography, which is based on the origin of the sale, for the periods presented:

	Year ended 31 December
Revenue:	2025	2024	2023
	€ million	€ million	€ million
Great Britain	3,470	3,327	3,235
Iberia(A)	3,429	3,398	3,325
Germany	3,203	3,179	3,018
France(B)	2,439	2,322	2,321
Belgium/Luxembourg	1,082	1,070	1,078
Netherlands	833	785	718
Sweden	433	410	398
Norway	427	398	376
Iceland	88	82	84
Total Europe	15,404	14,971	14,553
Australia	2,360	2,475	2,385
Philippines	1,890	1,652	—
New Zealand and Pacific Islands	662	694	679
Indonesia	328	403	458
Papua New Guinea	257	243	227
Total APS	5,497	5,467	3,749
Total CCEP	20,901	20,438	18,302
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.
Assets by geography
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments, deferred tax assets and post-employment benefit assets, by geography as at the dates presented:

	Year ended 31 December
Assets:	2025	2024
	€ million	€ million
Iberia(A)	6,479	6,478
Germany	3,063	3,089
Great Britain	2,486	2,616
France(B)	1,032	1,002
Belgium/Luxembourg	546	563
Netherlands	425	433
Sweden	354	337
Norway	206	212
Iceland	37	40
Other unallocated	577	442
Total Europe	15,205	15,212
Australia	4,580	4,822
Philippines	1,860	2,008
New Zealand and Pacific Islands	1,456	1,603
Papua New Guinea	246	297
Indonesia	193	222
Other unallocated	8	—
Total APS	8,343	8,952
Total CCEP	23,548	24,164
(A)Iberia refers to Spain, Portugal and Andorra.
(B)France refers to continental France and Monaco.